Contract Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Assets

	January 1, 2018*	December 31, 2018
	RMB	RMB
Third parties	480	454
China Telecom Group	176	24

	656	478

* The amounts in this column are after the adjustments from the application of IFRS 9 and 15.